Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt
Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As at
December 31
2020
2021	23,506,236
2022	33,275,486
2023	18,881,236
2024	134,620,929
2025	3,600,000
213,883,887